Tax - Movement of deferred tax assets and liabilities commentary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	$ 170	$ 1,257	$ 1,831
Period for majority recovery of deferred tax assets (liabilities)	5 years
Management's approved financial forecast period	5 years
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	$ 15,600	9,900
Unused tax losses for which no deferred tax asset recognised	9,300	7,300
Temporary differences related to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches	12,100	13,400
Temporary differences from investments in subsidiaries and branches
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	(700)	(1,000)
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	2,400	2,800
United States | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	1,000
Decrease in deferred tax asset	250
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	600	(500)
UK | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	$ 500
Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Period for substantial recovery of deferred tax assets (liabilities)	7 years
Bottom of range | United States | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	13 years
Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Period for substantial recovery of deferred tax assets (liabilities)	8 years
Top of range | United States | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	17 years
Not subject to expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	$ 11,500	7,400
Expiration within 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	$ 700	$ 1,300